CONSOLIDATED CHANGES TO STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Oct. 31, 2019	$ 502,937	$ 14,219,736	$ (16,285,222)	$ (1,562,549)
Beginning balance, shares at Oct. 31, 2019	502,936,805
Sale of common stock	$ 65,454	2,129,867		2,195,321
Sale of common stock, Shares	65,454,170
Conversion of debt and accrued interest	$ 40,000	559,400		599,400
Conversion of debt and accrued interest, shares	40,000,000
Stock based compensation	$ 331,392	9,583,107		9,914,499
Stock based compensation, shares	331,391,808
Exchange of debt	$ 160	44,320		44,480
Exchange of debt, shares	160,000
Net loss			(12,582,967)	(12,582,967)
Ending balance, value at Oct. 31, 2020	$ 939,943	26,536,430	(28,868,189)	(1,391,816)
Ending balance, shares at Oct. 31, 2020	939,942,783
Sale of common stock	$ 42,266	2,215,004		2,257,270
Sale of common stock, Shares	42,266,234
Exchange of accounts payable for stock	$ 677	112,529		113,206
Exchange of accounts payable for stock, Shares	676,988
Stock issued for future services	$ 60	9,940		10,000
Stock issued for future services, shares	60,000
Stock based compensation	$ 133,190	8,213,201		8,346,391
Stock based compensation, shares	133,190,000
Net loss			(11,798,408)	(11,798,408)
Ending balance, value at Jul. 31, 2021	$ 1,116,136	37,087,104	(40,666,597)	(2,463,357)
Ending balance, shares at Jul. 31, 2021	1,116,136,005
Beginning balance, value at Oct. 31, 2020	$ 939,943	26,536,430	(28,868,189)	(1,391,816)
Beginning balance, shares at Oct. 31, 2020	939,942,783
Sale of common stock	$ 52,766	2,654,504		2,707,270
Sale of common stock, Shares	52,766,234
Exchange of accounts payable for stock	$ 677	112,529		113,206
Exchange of accounts payable for stock, Shares	676,988
Stock issued for future services	$ 60	9,940		10,000
Stock issued for future services, shares	60,000
Stock based compensation	$ 138,915	8,513,392		8,652,307
Stock based compensation, shares	138,915,000
Net loss			(12,756,560)	(12,756,560)
Ending balance, value at Oct. 31, 2021	$ 1,132,361	37,826,795	(41,624,749)	(2,665,593)
Ending balance, shares at Oct. 31, 2021	1,132,361,005
Beginning balance, value at Apr. 30, 2021	$ 1,095,470	35,643,766	(39,257,689)	(2,518,453)
Beginning balance, shares at Apr. 30, 2021	1,095,469,695
Sale of common stock	$ 13,669	913,601		927,270
Sale of common stock, Shares	13,669,322
Exchange of accounts payable for stock	$ 177	30,779		30,956
Exchange of accounts payable for stock, Shares	176,988
Stock issued for future services	$ 60	9,940		10,000
Stock issued for future services, shares	60,000
Stock based compensation	$ 6,760	489,018		495,778
Stock based compensation, shares	6,760,000
Net loss			(1,408,908)	(1,408,908)
Ending balance, value at Jul. 31, 2021	$ 1,116,136	37,087,104	(40,666,597)	(2,463,357)
Ending balance, shares at Jul. 31, 2021	1,116,136,005
Beginning balance, value at Oct. 31, 2021	$ 1,132,361	37,826,795	(41,624,749)	(2,665,593)
Beginning balance, shares at Oct. 31, 2021	1,132,361,005
Sale of common stock	$ 17,000	653,000		670,000
Sale of common stock, Shares	17,000,000
Stock based compensation	$ 50,150	2,760,836		2,810,986
Stock based compensation, shares	50,150,000
Capital contributed by Executive		250,000		250,000
Common stock issued as commitment fee for Promissory Note	$ 4,615	151,616		156,231
Common stock issued as commitment fee for Promissory Note, Shares	4,615,385
Stock issued in settlement of litigation	$ 2,000	41,800		43,800
Stock issued in settlement of litigation, Shares	2,000,000
Net loss			(5,877,236)	(5,877,236)
Ending balance, value at Jul. 31, 2022	$ 1,206,126	41,684,047	(47,501,985)	(4,611,812)
Ending balance, shares at Jul. 31, 2022	1,206,126,390
Beginning balance, value at Apr. 30, 2022	$ 1,166,888	39,417,550	(44,774,528)	(4,190,090)
Beginning balance, shares at Apr. 30, 2022	1,166,887,928
Stock based compensation	$ 37,700	1,984,804		2,022,504
Stock based compensation, shares	37,700,000
Capital contributed by Executive		250,000		250,000
Common stock issued as commitment fee for Promissory Note	$ 1,538	31,693		33,231
Common stock issued as commitment fee for Promissory Note, Shares	1,538,462
Net loss			(2,727,457)	(2,727,457)
Ending balance, value at Jul. 31, 2022	$ 1,206,126	$ 41,684,047	$ (47,501,985)	$ (4,611,812)
Ending balance, shares at Jul. 31, 2022	1,206,126,390